SUBSEQUENT EVENTS (Details) $ in Thousands	Feb. 21, 2019 USD ($)
Subsequent Event [Member] | Qlik Technologies Inc [Member]
Subsequent Event [Line Items]
Outstanding ordinary shares value	$ 551